Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,121)	$ (18,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	134	162
Amortization of operating lease right-of-use asset	1,341	1,383
Stock-based compensation	954	1,114
Loss on disposal of property and equipment	8
Changes in operating assets and liabilities:
Accounts receivable	370	(1,231)
Prepaid expenses and other current assets	326	(197)
Other long-term assets	213	(389)
Accounts payable	727	511
Accrued expenses and other current liabilities	(1,080)	405
Operating lease liability	(3,041)	(1,431)
Deferred revenue	(1,816)	(847)
Net cash used in operating activities	(15,985)	(19,356)
Cash flows from investing activities:
Purchases of property and equipment	(676)	(86)
Net cash used in investing activities	(676)	(86)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs	53	1,382
Preferred stock issuance costs		(152)
Net cash provided by financing activities	53	1,230
Net decrease in cash, cash equivalents and restricted cash	(16,608)	(18,212)
Cash, cash equivalents and restricted cash - beginning of period	37,253	55,465
Total cash, cash equivalents and restricted cash	20,645	37,253
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	19,173	35,628
Restricted cash		153
Long-term restricted cash	1,472	1,472
Supplemental disclosures of non-cash investing and financing information:
Operating lease right-of-use asset obtained in exchange for operating lease liability	9,116
Purchases of property and equipment not yet paid	389
Conversion of preferred stock to common stock		$ 1,081